Acquisitions and dispositions (Details 2 ) - Nidec Logistics Corporation ¥ in Millions	Feb. 02, 2015 JPY (¥)
Business disposition, cash received	¥ 5,000
Business disposition, gain on sales of stocks in subsidiary	¥ 1,182